PLEASE  FILE THIS  PROSPECTUS  SUPPLEMENT WITH YOUR RECORDS.


                          THE STRONG ULTRA SHORT FUNDS
                                  ADVISOR CLASS


                       STRONG MUNICIPAL ULTRA SHORT FUND
                           STRONG ULTRA SHORT FUND

               Supplement to the Prospectus dated March 1, 2002


Effective March 8, 2002, the Strong Ultra Short Fund and the Strong Municipal Ultra Short Fund changed their names to the Strong Ultra Short-Term Income Fund and the Strong Ultra Short-Term Municipal Income Fund, respectively. Strong Capital Management, Inc., the funds' investment advisor, anticipates that the name changes will not result in any material changes to the funds' portfolio composition or in the manner in which the funds are managed.

Effective October 16, 2002, on page 8 of the prospectus, the Average Annual Total Returns table is deleted and replaced with the following:

                                                    AVERAGE ANNUAL TOTAL RETURNS(1)
                                                            AS OF 12-31-01

---------------------------------------- --------------- ------------ ---------------- ---------------------
                                                                                       SINCE FUND
FUND/INDEX                               1-YEAR          5-YEAR       10-YEAR          INCEPTION(2)
---------------------------------------- --------------- ------------ ---------------- ---------------------
ULTRA SHORT-TERM INCOME
---------------------------------------- --------------- ------------ ---------------- ---------------------
   Return Before Taxes                     4.02%           5.12%        5.77%            6.43%
---------------------------------------- --------------- ------------ ---------------- ---------------------
   Return After Taxes on Distributions     1.90%           2.81%        3.45%            4.03%
---------------------------------------- --------------- ------------ ---------------- ---------------------
   Return After Taxes on Distributions     2.43%           2.94%        3.49%            4.07%
   and Sale of Fund Shares
---------------------------------------- --------------- ------------ ---------------- ---------------------
Salomon Smith Barney 1-Year Treasury       7.07%           6.08%        5.54%            6.36%
Benchmark-on-the-Run Index (reflects
no deduction for fees, expenses, or
taxes)(3)
---------------------------------------- --------------- ------------ ---------------- ---------------------
Lipper Ultra Short Obligation Funds        5.31%           5.58%        5.19%            5.93%
Average (reflects no deduction for
fees, expenses, or taxes)(4)
---------------------------------------- --------------- ------------ ---------------- ---------------------
ULTRA SHORT-TERM MUNICIPAL INCOME
---------------------------------------- --------------- ------------ ---------------- ---------------------
   Return Before Taxes                     2.65%           3.44%          -              3.68%
---------------------------------------- --------------- ------------ ---------------- ---------------------
   Return After Taxes on Distributions     2.65%           3.44%          -              3.68%
---------------------------------------- --------------- ------------ ---------------- ---------------------

                                                                                (CONTINUED ON NEXT PAGE)



---------------------------------------- --------------- ------------ ---------------- ---------------------
                                                                                       SINCE FUND
FUND/INDEX                               1-YEAR          5-YEAR       10-YEAR          INCEPTION(2)

---------------------------------------- --------------- ------------ ---------------- ---------------------
   Return After Taxes on Distributions      2.98%(5)        3.53%(5)     -                3.74%(5)
   and Sale of Fund Shares
---------------------------------------- --------------- ------------ ---------------- ---------------------
Lehman Brothers Municipal 1 Year Bond       5.77%           4.68%        -                4.62%
Index (reflects no deduction for fees,
expenses, or taxes)(6)
---------------------------------------- --------------- ------------ ---------------- ---------------------
Lipper Short Municipal Debt Funds           4.79%           4.23%        -                4.16%
Index (reflects no deduction for fees,
expenses, or taxes)(7)
---------------------------------------- --------------- ------------ ---------------- ---------------------

(1) HISTORICAL RETURNS FOR ADVISOR CLASS SHARES PROVIDED IN THIS PROSPECTUS MAY BE HIGHER OR LOWER THAN HISTORICAL RETURNS PROVIDED IN PREVIOUS PROSPECTUSES AND OTHER MATERIALS BECAUSE CURRENT SYSTEMS ARE ABLE TO MORE EFFECTIVELY REFLECT THE RECALCULATION PROCESS.
(2) THE ULTRA SHORT-TERM INCOME FUND COMMENCED OPERATIONS ON NOVEMBER 25, 1988, AND FIRST OFFERED ADVISOR CLASS SHARES ON AUGUST 31, 1999. THE ULTRA SHORT-TERM MUNICIPAL INCOME FUND COMMENCED OPERATIONS ON NOVEMBER 30, 1995, AND FIRST OFFERED ADVISOR CLASS SHARES ON OCTOBER 2, 2000.
(3) THE SALOMON SMITH BARNEY 1-YEAR TREASURY BENCHMARK-ON-THE-RUN INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE AVERAGE YIELD ON ONE-YEAR TREASURY BILLS.
(4) THE LIPPER ULTRA SHORT OBLIGATIONS FUNDS AVERAGE REPRESENTS FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN INVESTMENT-GRADE DEBT ISSUES, OR BETTER, AND MAINTAIN A PORTFOLIO DOLLAR-WEIGHTED AVERAGE MATURITY BETWEEN 91 DAYS AND 365 DAYS.
(5) RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN BEFORE-TAX RETURNS WHEN A NET CAPITAL LOSS OCCURS UPON THE REDEMPTION OF FUND SHARES.
(6) THE LEHMAN BROTHERS MUNICIPAL 1 YEAR BOND INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF ONE-YEAR, TAX-EXEMPT BONDS.
(7) THE LIPPER SHORT MUNICIPAL DEBT FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS IN THIS LIPPER CATEGORY.



           The date of this Prospectus  Supplement is October 16, 2002.